Share-Based Compensation - Schedule of Tier II Equity Award Activity (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during the period	19,500
Promote Plan [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested awards	11,195,791
Promote Plan [member] | Tier II [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during the period	8,628,050
Shares forfeited during period	(13,810,744)
Tier II awards exchanged for restricted shares of common stock	(223,864,424)
Nonvested awards	0	229,047,118